Leases - Operating Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Fixed cost and variable payments	$ 7,617
Short-term lease cost	655
Total operating lease cost	$ 8,272